Debt - Narrative (Details) - USD ($)							12 Months Ended
	Aug. 15, 2023	Feb. 28, 2023	Feb. 16, 2023	Dec. 30, 2022	Nov. 17, 2022	Feb. 28, 2022	Dec. 31, 2023	Dec. 31, 2022	Jul. 24, 2023	Feb. 15, 2023
Debt Instrument [Line Items]
Common stock, shares, outstanding							12,349,243	3,654,119
Debt conversion inducement expense							$ 1,383,285	$ 0
Prepaid expenses							21,238
MTA Warrants, Credit Consideration
Debt Instrument [Line Items]
Common stock issuance costs			$ 1,597,236				$ 1,597,236
Common Stock Warrants | MTA Warrants
Debt Instrument [Line Items]
Exercise price (in dollars per share)			$ 282,906				$ 282,905
Bridge Loan
Debt Instrument [Line Items]
Debt instrument principal amount									$ 250,000
Insurance Premium Loan Payable | Loans Payable
Debt Instrument [Line Items]
Debt instrument principal amount		$ 203,884				$ 275,537
Interest rate		4.24%				4.17%
Installment amount		$ 23,374				$ 31,150
Prepaid expenses								$ 22,961
Convertible 10% Note
Debt Instrument [Line Items]
Debt instrument principal amount	$ 5,000,000
Warrants to purchase shares of common stock issued and outstanding (in shares)	340,000
Interest rate	10.00%
Proceeds from convertible debt allocated to debt host	$ 4,068,424
Proceeds from convertible debt allocated to freestanding warrants	931,576
Warrant issuance cost	931,576
Unamortized debt issuance costs	26,316
Adjustments to additional paid in capital, stock issued, issuance costs	$ 6,026
Effective interest rate							31.39%
Debt instrument, convertible, remaining discount amortization period							7 months 17 days
Convertible 10% Note | Convertible debt
Debt Instrument [Line Items]
Conversion price (in dollars per share)	$ 5.16
Multi-Draw Credit Agreement
Debt Instrument [Line Items]
Conversion price (in dollars per share)			$ 9.65		$ 4.25
Effective interest rate							0.00%	29.20%
Percent of principal prepaid					25.00%
Prepayment of debt					$ 616,125
Accrued interest - related party					$ 328,737
Common stock, shares, outstanding			165,517
Multi-Draw Credit Agreement | Convertible debt
Debt Instrument [Line Items]
Unamortized debt issuance costs							$ 17,253	$ 0
Amended Credit Agreement
Debt Instrument [Line Items]
Conversion price (in dollars per share)							$ 9.65			$ 100.00
Debt Instrument, Maturity, Extension				5 days